Share based compensation	6 Months Ended
Dec. 31, 2015
Share based compensation
Share based compensation

Note 10 — Share based compensation

On March 16, 2015, the Company adopted two option plans which provide for the grant of options over ordinary shares in Adaptimmune Therapeutics plc: (i) the Adaptimmune Therapeutics plc 2015 Share Option Scheme and (ii) the Adaptimmune Therapeutics plc Company Share Option Plan.

The Adaptimmune Therapeutics plc Company Share Option Plan is a tax efficient option scheme intended to comply with the requirements of Schedule 4 to the Income Tax (Earnings and Pensions) Act 2003 of the United Kingdom, which provides for the grant of company share option plan (“CSOP”) options. Grants may not exceed the maximum value of £30,000 per participant for the shares under the option, which is a CSOP compliance requirement.

Generally, the vesting dates for the options granted under these option plans in March 2015 and on May 11, 2015 are 25% on the first anniversary of the grant date and 75% in monthly installments over the following three years. However, options granted to non-executive directors on May 11, 2015 vested and became exercisable immediately. At December 31, 2015 none of these options have been exercised.  Options granted under these plans are not subject to performance conditions. The contractual term of options granted under these plans is ten years.

The maximum aggregate number of options which may be granted under these plans and any incentive plans adopted by the Company cannot exceed a scheme limit that equates to 8% of the initial fully diluted share capital of the Company immediately following our IPO plus an automatic annual increase of an amount equivalent to 4% of the issued share capital on each 30 June (or such lower number as the Board, or an appropriate committee of the Board, may determine). The automatic increase is effective from July 1, 2016.

Prior to December 31, 2014, the Company granted options to purchase ordinary shares in Adaptimmune Limited under three option schemes:

(i) The Adaptimmune Limited Share Option Scheme was adopted on May 30, 2008.  Under this scheme Enterprise Management Incentive (“EMI”) options (which are potentially tax-advantaged in the United Kingdom) have been granted (subject to the relevant conditions being met) to our employees who are eligible to receive EMI options under applicable UK tax law and unapproved options (which do not attract tax advantages) have been granted to our employees who are not eligible to receive EMI options, and to our directors and consultants. In May 2014, the Company no longer qualified for EMI status and since that date, no further EMI options were granted under this scheme; however, unapproved options have been under granted under this scheme since that date.

(ii) The Adaptimmune Limited 2014 Share Option Scheme was adopted on April 11, 2014. EMI options were granted (subject to the relevant conditions being met) under this scheme to our employees who are eligible to receive EMI options under applicable UK tax law. Unapproved options were granted to our employees who are not eligible to receive EMI options and to directors.  In May 2014, the Company no longer qualified for EMI status and since that date, no further EMI options were granted under this scheme; however, unapproved options have been under granted under this scheme since that date..

(iii) The Adaptimmune Limited Company Share Option Plan was adopted on December 16, 2014. This scheme allowed the grant of options to our eligible employees prior to the Company’s corporate reorganization. This scheme is a tax efficient option scheme and options were granted on December 19, 2014 and on December 31, 2014 to our part-time and full-time employees.

As part of the corporate reorganization in connection with our IPO, the holders of options granted under these schemes over ordinary shares of Adaptimmune Limited were granted equivalent options on substantially the same terms over ordinary shares of Adaptimmune Therapeutics plc (“Replacement Options”) in exchange for the release of these options. The Company does not intend to grant any further options under these schemes.

Generally, the vesting dates for the Replacement Options under the Adaptimmune Limited schemes are:

Options granted in 2009:	100% on the third anniversary of the grant date
Options granted in 2011, 2012, 2013 and April 2014:	25% on the first anniversary of the grant date and 75% in annual installments over the following three years
Options granted in December 2014:	25% on the first anniversary of the grant date and 75% in monthly installments over the following three years

The contractual life of options granted under these schemes is ten years.

The following table shows the total share-based compensation expense included in the Consolidated statement of operations (thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Research and development	$1,587	$5,426	$121	$101
General and administrative	1,981	1,652	211	77

	$3,568	$7,078	$332	$178

At December 31, 2015, June 30, 2015 and June 30, 2014, there were 2,774,600, 2,774,600 and 2,474,600 share options granted to nonemployees outstanding, respectively.  These share options are measured at the current fair values at each reporting date until the share options have vested and recognized in the Consolidated statement of operations over the requisite service period.  The total share based payment expense included in the Consolidated statement of operations includes a benefit of $33,000 in the six months ended December 31, 2015 and a charge of $2,001,000, $44,000 and $24,000 in the years ended 2015, 2014 and 2013, respectively relating to share options granted to nonemployees.

At December 31, 2015, there was $7,671,000 of total unrecognized compensation cost related to stock options granted but not vested under the plans. That cost will be recognized over an expected remaining weighted-average period of 1.0 years.

There were 21,779,577, 5,627,700 and 4,037,500 options granted in the years ended June 30, 2015, 2014 and 2013, respectively. No share options were granted in the six months ended December 31, 2015. The weighted average fair value of stock options granted was $0.64, $0.13, $0.12 in the years ended June 30, 2015, 2014 and 2013, respectively.

The following table summarizes all stock option activity for the year ended June 30, 2015 and six months ended December 31, 2015:

	Options	Weighted Average Exercise Price Per Option	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)

Outstanding at July 1, 2015	31,473,477	$0.63
Changes during the period:
Forfeited	(270,000)	$0.59

Outstanding at December 31, 2015	31,203,477	$0.63	8.8	$44,010

Exercisable at December 31, 2015	7,785,415	$0.60	8.0	$11,293

	Options	Weighted Average Exercise Price Per Option	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (thousands)

Outstanding at July 1, 2014	10,057,700	$0.19
Changes during the period:
Granted	21,779,577	$0.84
Forfeited	(363,800)	$0.53

Outstanding at June 30, 2015	31,473,477	$0.63	9.1	$75,801

Exercisable at June 30, 2015	5,199,615	$0.62	8.1	$12,636

In the year ended June 30, 2014 the total intrinsic value of stock options exercised was $130,000 and the cash received from exercise of stock options was $192,000.  The Company recognizes tax benefits arising on the exercise of stock options regardless of whether the benefit reduces taxes.  The tax benefit arising on the exercise of stock options was nil for all periods presented. There were no share options exercised in the six months ended December 31, 2015 and years ended June 30, 2015 and 2013.  The Company satisfies the exercise of stock options through newly issued shares.

The fair value of the stock options granted during the period was calculated using the Black-Scholes option-pricing model using the following assumptions:

	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

Expected term (years)	5 years	5 years	5 years
Expected volatility	60%	60%	60%
Risk free rate	1.04-1.54%	1.73%	0.89%
Expected dividend yield	0%	0%	0%

The expected term of the option is based on management judgment.

Forfeitures are recognized when they occur. To date, our forfeitures have been minimal.

Due to the Company’s lack of sufficient history as a publicly traded company, management’s estimate of expected volatility is based on the average volatilities of seven public companies with similar attributes to the Company.

The risk free rate is based on the Bank of England’s estimates of gilt yield curve as of the respective grant dates.